Kurv Technology Titans Select ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 66.1%		Shares	Value
Automobile and Light Duty Motor Vehicle Manufacturing - 1.9%
Tesla, Inc. (a)(b)		1,275	$373,550

Communications Equipment Manufacturing - 1.8%
QUALCOMM, Inc. (b)		2,250	353,633

Computer and Peripheral Equipment Manufacturing - 14.0%
Apple, Inc. (b)		7,500	1,813,800
Cisco Systems, Inc. (b)		6,975	447,167
International Business Machines Corp. (b)		1,725	435,459
			2,696,426

Computer Systems Design and Related Services - 9.5%
Alphabet, Inc. - Class A (b)		10,725	1,826,253

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 3.5%
Netflix, Inc. (a)(b)		675	661,878

Other Miscellaneous Retailers - 9.9%
Amazon.com, Inc. (a)(b)		8,925	1,894,599

Semiconductor and Other Electronic Component Manufacturing - 12.2%
Advanced Micro Devices, Inc. (a)(b)		1,875	187,237
Applied Materials, Inc. (b)		1,875	296,381
Broadcom, Inc. (b)		5,250	1,047,008
NVIDIA Corp. (b)		6,525	815,103
			2,345,729

Software Publishers - 6.2%
Adobe, Inc. (a)(b)		450	197,352
Microsoft Corp. (b)		825	327,517
Oracle Corp. (b)		1,875	311,362
Salesforce, Inc. (b)		1,200	357,420
			1,193,651

Web Search Portals, Libraries, Archives, and Other Information Services - 7.1%
Meta Platforms, Inc. - Class A (b)		2,025	1,353,105
TOTAL COMMON STOCKS (Cost $12,911,123)			12,698,824

EXCHANGE TRADED FUNDS - 3.4%		Shares	Value
Kurv Yield Premium Strategy Google (GOOGL) ETF (b)(c)		12,150	316,151
Kurv Yield Premium Strategy Tesla (TSLA) ETF (b)(c)		15,900	338,511
TOTAL EXCHANGE TRADED FUNDS (Cost $808,613)			654,662

PURCHASED OPTIONS - 1.4%	Notional Amount	Contracts	Value
Call Options - 1.4%(d)			$–
Apple, Inc., Expiration: 04/17/2025; Exercise Price: $230.00	$1,813,800	75	130,688
Microsoft Corp., Expiration: 04/17/2025; Exercise Price: $420.00	2,183,445	55	27,087
NVIDIA Corp., Expiration: 04/17/2025; Exercise Price: $130.00	1,873,800	150	109,500
TOTAL PURCHASED OPTIONS (Cost $463,185)			267,275

SHORT-TERM INVESTMENTS - 31.6%			Value
Money Market Funds - 6.5%		Shares
Fidelity Government Portfolio - Class Institutional, 4.24% (e)		1,246,321	1,246,321

U.S. Treasury Bills - 25.1%		Par
4.17%, 06/26/2025 (b)(f)		4,886,000	4,820,837
TOTAL SHORT-TERM INVESTMENTS (Cost $6,067,389)			6,067,158

TOTAL INVESTMENTS - 102.5% (Cost $20,250,310)			19,687,919
Liabilities in Excess of Other Assets - (2.5)%			(487,314)
TOTAL NET ASSETS - 100.0%			$19,200,605
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $10,700,438 which represented 55.7% of net assets.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	The rate shown is the annualized effective yield as of February 28, 2025.

Kurv Technology Titans Select ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (2.1)% (a)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Adobe, Inc., Expiration: 03/21/2025; Exercise Price: $520.00	$(175,424)	(4)	$(920)
Advanced Micro Devices, Inc., Expiration: 03/21/2025; Exercise Price: $130.00	(159,776)	(16)	(216)
Alphabet, Inc., Expiration: 04/17/2025; Exercise Price: $190.00	(681,120)	(40)	(5,760)
Amazon.com, Inc., Expiration: 04/17/2025; Exercise Price: $240.00	(870,348)	(41)	(5,863)
Apple, Inc., Expiration: 03/21/2025; Exercise Price: $255.00	(1,934,720)	(80)	(9,200)
Applied Materials, Inc., Expiration: 03/21/2025; Exercise Price: $190.00	(142,263)	(9)	(189)
Broadcom, Inc., Expiration: 03/21/2025; Exercise Price: $255.00	(518,518)	(26)	(1,547)
International Business Machines Corp., Expiration: 03/21/2025; Exercise Price: $275.00	(403,904)	(16)	(584)
Meta Platforms, Inc., Expiration: 03/21/2025; Exercise Price: $790.00	(668,200)	(10)	(410)
Microsoft Corp., Expiration: 04/17/2025; Exercise Price: $430.00	(1,270,368)	(32)	(8,960)
Netflix, Inc., Expiration: 03/21/2025; Exercise Price: $1,100.00	(294,168)	(3)	(629)
NVIDIA Corp., Expiration: 03/21/2025; Exercise Price: $150.00	(2,485,908)	(199)	(15,522)
Oracle Corp., Expiration: 03/21/2025; Exercise Price: $210.00	(298,908)	(18)	(927)
QUALCOMM, Inc., Expiration: 03/21/2025; Exercise Price: $185.00	(157,170)	(10)	(115)
Salesforce, Inc., Expiration: 03/21/2025; Exercise Price: $370.00	(327,635)	(11)	(225)
Tesla, Inc., Expiration: 04/17/2025; Exercise Price: $365.00	(322,278)	(11)	(7,040)
Total Call Options			(58,107)

Put Options - (1.8)%
Apple, Inc., Expiration: 04/17/2025; Exercise Price: $230.00	(1,813,800)	(75)	(30,000)
Microsoft Corp., Expiration: 04/17/2025; Exercise Price: $420.00	(2,183,445)	(55)	(143,413)
NVIDIA Corp., Expiration: 04/17/2025; Exercise Price: $130.00	(1,873,800)	(150)	(175,500)
Total Put Options			(348,913)
TOTAL WRITTEN OPTIONS (Premiums received $443,646)			$(407,020)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Kurv Technology Titans Select ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,698,824	$–	$–	$12,698,824
Exchange Traded Funds	654,662	–	–	654,662
Purchased Options	–	267,275	–	267,275
Money Market Funds	1,246,321	–	–	1,246,321
U.S. Treasury Bills	–	4,820,837	–	4,820,837
Total Investments	$14,599,807	$5,088,112	$–	$19,687,919

Liabilities:
Investments:
Written Options	$–	$(407,020)	$–	$(407,020)
Total Investments	$–	$(407,020)	$–	$(407,020)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with Affiliates
The Fund's transactions with affiliated companies during the fiscal period ended February 28, 2025:
	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF

			Total
Market Value, Beginning of Period	$67,963	$87,804	$55,767
Purchases	290,889	375,740	666,629
Proceeds from Sales	0	0	0
Net Realized Gains (Losses)	0	0	0
(Depreciation)	(42,701)	(125,033)	(167,734)
Value, End of Period	$316,151	$338,511	$654,662
Dividend Income	$10,141	$35,213	$45,354

Shares, Beginning Period	2,430	3,180	5,610
Number of Shares Purchased	9,720	12,720	22,440
Number of Shares Sold	0	0	0
Shares, End of Period	12,150	15,900	28,050